Stock-Based Compensation	3 Months Ended
Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 10 – Stock-Based Compensation

Stock Option Grants

During the three months ended March 31, 2014, we granted 59,332 stock options to employees for future services. These options had a fair value of $90,431 using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.19 – 1.35%
Expected dividend yield	0%
Expected volatility	57.22 – 56.95%
Expected term	3.75 years

The options are exercisable at a weighted average exercise price of $3.92 per share over a five-year term and vest over four years. We recorded $15,695 during the three months ended March 31, 2014 as compensation expense pertaining to this grant.

Including prior period grants and the above grants, we recorded non-cash compensation expense of $114,759 and $380,801 for the three months ended March 31, 2014 and 2013, respectively, pertaining to stock option grants.

The following table summarizes our stock option activity for the three months ended March 31, 2014:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2013	557,413	$4.98	4.0	$5,250
Granted	59,332	3.92
Exercised	-	-
Forfeited or Canceled	(73,750)	3.01
Outstanding - March 31, 2014	542,995	$5.14	3.9	$869,661

Exercisable - March 31, 2014	275,296	$6.81	3.9	$404,577

The following table summarizes our stock option activity for non-vested options for the three months ended March 31, 2014:

	Number of Options	Weighted Average Grant Date Fair Value
Balance at December 31, 2013	237,040	$4.45
Granted	59,332	1.52
Vested	(21,590)	(6.91)
Forfeited or Canceled	(7,083)	(3.01)
Balance at March 31, 2014	267,699	$3.66

Warrants

The following summarizes our warrant activity for the three months ended March 31, 2014:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2013	476,270	3.02	3.1	$-
Granted	22,083	3.00
Exercised	-	-
Cancelled/Forfeited	(216,667)	3.00
Outstanding - March 31, 2014	281,686	$3.04	3.0	$555,224

Exercisable - March 31, 2014	281,686	$3.04	3.0	$555,224

As discussed in Note 9, in February 2014, in connection with the private placement offering of our common stock, we issued Palladium five-year warrants to purchase up to an aggregate of 22,083 shares of our common stock at an exercise price of $3.00 per share.

Additionally, as discussed in Note 9, we issued 146,667 shares of Series C in exchange for 216,667 warrants, which were cancelled.

There was no expense pertaining to warrants recorded during the three months ended March 31, 2014 and 2013.

Restricted Stock Awards

In June 2013, we entered into a one year investor relations agreement with a third party consultant. Pursuant to the terms of the agreement, we are required to pay a monthly cash fee of $3,000 and issued 18,000 shares of our common stock, with 4,500 shares vesting on a quarterly basis, beginning on the effective date of June 10, 2013. During the three months ended March 31, 2014, the final tranche of 4,500 shares, having a fair value of $21,195, based on the quoted closing trading price of our common stock as of the grant date, vested. This amount has been recorded as a prepaid expense and is being amortized over the remaining service term. We recorded $13,095 as professional fees expense pertaining to this grant during the three months ended March 31, 2014.

On October 18, 2013, we granted an aggregate of 66,666 shares of restricted common stock to two of our advisors for future services to be provided. The restricted stock vests quarterly over a three year period with the first vesting date being December 31, 2013, subject to continued service on each applicable vesting date. Additionally, the restricted stock will automatically vest under certain circumstances including in the event of a change of control of the Company. During the three months ended March 31, 2014, 5,556 shares, having a fair value of $27,668, based on the quoted closing trading price of our common stock as of the grant date, vested. Accordingly, we recorded $27,668 as compensation expense pertaining to the vested portion of this grant during the three months ended March 31, 2014.

Total unrecognized compensation expense related to unvested stock awards and unvested restricted stock units at March 31, 2014 amounts to $597,454 and is expected to be recognized over a weighted average period of 4.2 years.

A summary of the restricted stock award activity for the three months ended March 31, 2014 is as follows:

Number of Shares

Unvested Outstanding at December 31, 2013	248,941
Granted	32,000
Vested	(42,056)
Unvested Outstanding at March 31, 2014	238,885